Cover Page	Feb. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2025
Entity Registrant Name	SOMNIGROUP INTERNATIONAL INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31922
Entity Tax Identification Number	33-1022198
Entity Address, Address Line One	1000 Tempur Way
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40511
City Area Code	800
Local Phone Number	878-8889
Entity Information, Former Legal or Registered Name	Tempur Sealy International, Inc.
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SGI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001206264
Current Fiscal Year End Date	--12-31